Formation Transactions and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Securities Financing Transaction [Line Items]
Increase in cash the partnership distributed in excess per unit	$ 0.43125
Percentage of limited liability company	49.00%
Gross proceeds upon IPO			$ 179,900,000
Common units sold pursuant to the full exercise of the underwriters'			1,117,500
Net proceeds upon IPO		168,313,000	168,313,000
Cash distribution		20,779,000	21,954,000
Revolving credit facility outstanding		20,000,000	20,000,000
IPO Administration Cost [Member]
Securities Financing Transaction [Line Items]
Common units sold and issued to public	8,567,500
Common unit, per share amount	$ 21.00
Gross proceeds upon IPO	179,900,000
Common units sold pursuant to the full exercise of the underwriters'	1,117,500
Net proceeds upon IPO	160,700,000
Repayment of outstanding debt	118,900,000
One-time entrance tax	3,000,000
General Partner Unit [Member]
Securities Financing Transaction [Line Items]
Number of general partner units issued to the General Partner	349,694
Percentage of partnership interest held by General Partner	2.00%		2.00%
KNOT UK [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary	100.00%
KNOT [Member]
Securities Financing Transaction [Line Items]
Number of subordinated units issued	8,567,500
KNOT [Member] | IPO Administration Cost [Member]
Securities Financing Transaction [Line Items]
Cash distribution	$ 21,950,000
Partnership [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest	49.00%
Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest	100.00%